Assets and Disposal Groups Held for Sale - Schedule of Assets Held for Sale and Disposal Groups (Details) - Disposal groups held for sale ¥ in Millions	Mar. 31, 2021 JPY (¥)
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill	¥ 12,078
Intangible assets	8,018
Inventories	392
Other	201
Total assets	¥ 20,689